Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Prime Cash Obligations FundA Portfolio of Federated Hermes Money Market Obligations TrustAUTOMATED SHARES (TICKER PTAXX)SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED SEPTEMBER 30, 20241. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete the introduction, “Shareholder Fees” and “Annual Fund Operating Expenses” in their entirety and replace them with the following: “RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Automated Shares (AS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ASMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ASManagement Fee0.15%Distribution (12b-1) FeeNoneOther Expenses0.38%Total Annual Fund Operating Expenses0.53%Fee Waivers and/or Expense Reimbursements[1](0.03)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.50%1The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 15, 2025, total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s AS class (after the voluntary waivers and/or reimbursements) will not exceed 0.50% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.”January 15, 2025Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456947 (1/25)© 2025 Federated Hermes, Inc.
Federated Hermes Prime Cash Obligations Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Prime Cash Obligations FundA Portfolio of Federated Hermes Money Market Obligations TrustAUTOMATED SHARES (TICKER PTAXX)SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED SEPTEMBER 30, 20241. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete the introduction, “Shareholder Fees” and “Annual Fund Operating Expenses” in their entirety and replace them with the following: “RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Automated Shares (AS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ASMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ASManagement Fee0.15%Distribution (12b-1) FeeNoneOther Expenses0.38%Total Annual Fund Operating Expenses0.53%Fee Waivers and/or Expense Reimbursements[1](0.03)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.50%1The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 15, 2025, total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s AS class (after the voluntary waivers and/or reimbursements) will not exceed 0.50% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.”January 15, 2025Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456947 (1/25)© 2025 Federated Hermes, Inc.